Other non-current Assets - Schedule of Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Miscellaneous Noncurrent Assets [Abstract]
Deductible value-added tax	¥ 18,045		¥ 10,260
Prepayments for purchase of non-current assets	341		9,600
Others	420
Other non-current assets	¥ 18,806	$ 2,950	¥ 19,860